Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Deferred tax assets	$ 105,845	$ 238,228
Cumulative net operating loss	$ 587,000
VAT, description	Revenue from provision of trucking services, liquor distribution and car owner services are generally subject to VAT at the rate of 9%, 6% and 6%.
Hong Kong [Member]
Income Tax [Line Items]
Tax rate percentage	16.50%
PRC [Member]
Income Tax [Line Items]
Tax rate percentage	25.00%
Income tax, description	The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on March 14, 2022 jointly issued Cai Shui 2022 No. 13. This clarified that from January 1, 2022 to December 31, 2024, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%).